Other intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Other Intangible Assets Details
Cost	$ 6,939	$ 6,894
Less: accumulated amortization	(2,820)	(2,507)
Total	$ 4,119	$ 4,387